Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingent Liabilities [Abstract]
Commitments	Following is a summary of such commitments at December 31:
	2025	2024
Fixed rate	$27	$211
Variable rate	223,983	194,865
Standby letters of credit	2,560	7,943